Expense Example - Parnassus Mid Cap Fund	May 01, 2021 USD ($)
Investor Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	$ 941